Short Term Investments (Details) - Schedule of fair value disclosure - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Short Term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities	¥ 33,540,301	¥ 32,878,252
Level 1 [Member]
Short Term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities	33,540,301	32,878,252
Level 2 [Member]
Short Term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities
Level 3 [Member]
Short Term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities